Leases - Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 20,496	$ 24,451
Lease Liabilities
Current	7,106	8,605
Non-current	18,889	17,318
Total lease liabilities	25,995	25,923	$ 32,298
Production, facilities and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	17,666	20,935
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 2,830	$ 3,516